Fair Value Measurements	3 Months Ended
Jan. 12, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of January 12, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Fair Value Measured as of January 12, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - public warrants	$—	$—	$44,919,000
Derivative warrant liabilities - private placement warrants	$—	$—	$42,131,170
Derivative warrant liabilities - forward purchase warrants	$—	$—	$97,422,680
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period.
Level 3 instruments are comprised of derivative liabilities measured at fair value using a Monte Carlo simulation model. The estimated fair value of the Public Warrants, Private Placement Warrants and forward purchase warrants are determined using Level 3 inputs. Inherent in a Monte Carlo simulation model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of January 12, 2021
Option term (in years)	1.4 - 5
Volatility	20.00%
Risk-free interest rate	0.73%
Expected dividends	0.00%